Commitments and Contingencies - Future minimum rental payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Future minimum rental payments, operating leases
2021 (excluding the nine months ended September 30, 2021)	$ 134
2022	541	$ 534
2023	551	543
2024	528	553
2025	353	529
Total future minimum rental payments	$ 2,107	$ 2,511